LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

11.LONG-TERM INVESTMENTS

As of December 31, 2023 and 2022, long-term investments consisted of the following:

	December 31,	December 31,
	2023	2022
Equity investment without readily determinable fair value measured at Measurement Alternative (a)	$2,632,742	$2,261,787
Equity investment accounted for using the equity method (b)	4,216,222	—
	$6,848,964	$2,261,787

(a)	As of December 31, 2023 and 2022, the movement of equity investment without readily determinable fair value measured at Measurement Alternative consisted of the following:

	December 31,	December 31,
	2023	2022
Opening balance	$2,261,787	$1,569,218
Investment in Beijing Qucheng Technology Co., Ltd. (“Qucheng”)	564,900	832,219
Impairment against investment in Qucheng	(128,204)	—
Foreign exchange adjustments	(65,741)	(139,650)
Ending balance	$2,632,742	$2,261,787

In January 2023, Beijing Baosheng closed an acquisition of 12% equity interest in Qucheng at cash consideration of RMB9,600,000, or $1,397,119. The Company made cash consideration of $564,900 and $832,219, respectively, in January 2023 and December 2022.

The Company accounted for the transaction as an investment in privately held investment using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. As of December 31, 2023, the Company did not identify orderly transactions for similar investments of the investees and the Company did not record upward or downward adjustments. As of December 31, 2023, the Company reviewed the financial position and financial performance of Qucheng, and assessed that the Company’s share of fair value was below the investment. For the year ended December 31, 2023, the Company provided impairment of $128,204 against investment in Qucheng.

In February 2021, the Company acquired 10% equity interest in Bejing Xinrong Fanxing Technology Co., Ltd. (“Xinrong Fanxing”) at cash consideration of RMB 10,000,000, or $1,550,195. The Company accounted for the transaction as an investment in privately held investment using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. As of December 31, 2023 and 2022, the Company did not identify orderly transactions for similar investments, or impairment indicators of the investees, and the Company did not record upward or downward adjustments or impairment against the investment in Xinrong Fanxing.

(b)	As of December 31, 2023 and 2022, the movement of equity investment accounted for using the equity method consisted of the following:

	December 31,	December 31,
	2023	2022
Opening balance	$—	$—
Investment in Guangzhou Shanxingzhe Technology Investment LLP (“Shanxingzhe”)	4,236,750	—
Share of equity loss	(9,214)	—
Foreign exchange adjustments	(11,314)	—
Ending balance	$4,216,222	$—

In June 2023, Beijing Xunhuo closed acquisition of 42.85% equity interest in Shanxingzhe, at cash consideration of RMB30,000,000, or $4,236,750. In May 2023, Beijing Xunhuo fully paid the cash consideration.

11.LONG-TERM INVESTMENTS (CONTINUED)

Shanxingzhe is primarily engaged in investment in advertisement entities. The investment in Shanxingzhe is to diversify the Company’s advertising business. Beijing Xunhuo is able to exercise significant influence over Shanxingzhe, and accounted for the equity investment using equity method. For the year ended December 31, 2023, equity investment loss of $9,214 was recognized in the account of “other income, net” in the consolidated statements of loss and comprehensive loss. As of December 31, 2023, the Company did not note other-than-temporary decline in fair value below the carrying value of the investment and did not accrue impairment against the investment in Shanxingzhe.